Liquidity	12 Months Ended
Dec. 31, 2020
Liquidity
Liquidity

Note 12 - Liquidity

In pursuit of its long-term growth strategy and the development of the lead generation software and related business, the Company has sustained continued planned operating losses over the last two years. The operating losses were generated primarily due to the decision to continue to invest significant resources in the Lead Generation software. To fund these planned losses from operations, the Company has raised capital from outside investors in the form of common and preferred stock.

As discussed in Note 6, there are certain provisions within the preferred stock terms that would require the Company to redeem the investor should the Company not complete a Going Public Transaction. While sustaining this pattern of losses and having to redeem the preferred stock would raise substantial doubt about the Company's ability to continue as a going concern, management has plans to alleviate this uncertainty, including raising capital from existing and new investors. Additionally, the Company has the ability to reduce salaries by eliminating or delaying the hiring of new employees, reallocating employees to the Parent, and eliminating staff positions, while still maintaining its long-term growth strategy.